CONVERGE DIRECT ACQUISITION (Details)	Mar. 22, 2022 USD ($)
CONVERGE DIRECT ACQUISITION (Details)
Cash held in escrow	$ 30,000,000
Cash paid at closing	65,000,000
Cash payable after a year if bank covenants satisfied	5,000,000
Fair value of common stock issued at Closing	14,875,000
Total purchase price	$ 114,875,000